Condensed Combined and Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2019	Mar. 31, 2019
Statement of Financial Position [Abstract]
Common share, par value	$ 0.00001	$ 0.00001
Common share, shares authorized	1,000,000,000	1,000,000,000
Common share, shares issued	78,906,250	78,906,250
Common share, shares outstanding	78,906,250	78,906,250